Segment reporting - Information About Reportable Segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Vessel revenue	$ 273,607	$ 600,407
Vessel operating costs	(163,900)	(161,221)
Voyage expenses	(2,781)	(7,125)
Depreciation - owned or sale and leaseback vessels	(98,006)	(94,943)
Depreciation - right of use assets for vessels	(22,041)	(26,806)
General and administrative expenses	(26,884)	(36,010)
Financial expenses	(69,973)	(83,892)
Loss on Convertible Notes exchange	(5,504)	0
Financial income	412	860
Other income and (expense), net	(106)	(702)
Net (loss) / income	(115,176)	190,568
Reportable segments
Disclosure of operating segments [line items]
Vessel revenue	273,607	600,407
Vessel operating costs	(163,900)	(161,221)
Voyage expenses	(2,781)	(7,125)
Depreciation - owned or sale and leaseback vessels	(98,006)	(94,943)
Depreciation - right of use assets for vessels	(22,041)	(26,806)
General and administrative expenses	(6,390)	(6,471)
Financial expenses	0	0
Loss on Convertible Notes exchange	0
Financial income	298	383
Other income and (expense), net	(761)	0
Net (loss) / income	(19,974)	304,224
Reportable segments | LR1
Disclosure of operating segments [line items]
Vessel revenue	23,344	56,855
Vessel operating costs	(14,065)	(14,818)
Voyage expenses	16	(21)
Depreciation - owned or sale and leaseback vessels	(10,446)	(10,100)
Depreciation - right of use assets for vessels	0	0
General and administrative expenses	(581)	(573)
Financial expenses	0	0
Loss on Convertible Notes exchange	0
Financial income	2	92
Other income and (expense), net	(393)	0
Net (loss) / income	(2,123)	31,435
Reportable segments | Handymax
Disclosure of operating segments [line items]
Vessel revenue	25,783	76,012
Vessel operating costs	(19,814)	(24,904)
Voyage expenses	(479)	(296)
Depreciation - owned or sale and leaseback vessels	(10,454)	(10,625)
Depreciation - right of use assets for vessels	(1,773)	(7,595)
General and administrative expenses	(760)	(1,047)
Financial expenses	0	0
Loss on Convertible Notes exchange	0
Financial income	0	9
Other income and (expense), net	0	0
Net (loss) / income	(7,497)	31,554
Reportable segments | LR2
Disclosure of operating segments [line items]
Vessel revenue	88,278	250,169
Vessel operating costs	(50,834)	(51,286)
Voyage expenses	(243)	(3,551)
Depreciation - owned or sale and leaseback vessels	(40,112)	(38,593)
Depreciation - right of use assets for vessels	(4,216)	(4,268)
General and administrative expenses	(2,034)	(1,881)
Financial expenses	0	0
Loss on Convertible Notes exchange	0
Financial income	0	2
Other income and (expense), net	0	0
Net (loss) / income	(9,161)	150,592
Reportable segments | MR
Disclosure of operating segments [line items]
Vessel revenue	136,202	217,371
Vessel operating costs	(79,187)	(70,213)
Voyage expenses	(2,075)	(3,257)
Depreciation - owned or sale and leaseback vessels	(36,994)	(35,625)
Depreciation - right of use assets for vessels	(16,052)	(14,943)
General and administrative expenses	(3,015)	(2,970)
Financial expenses	0	0
Loss on Convertible Notes exchange	0
Financial income	296	280
Other income and (expense), net	(368)	0
Net (loss) / income	(1,193)	90,643
Corporate and eliminations
Disclosure of operating segments [line items]
Vessel revenue	0	0
Vessel operating costs	0	0
Voyage expenses	0	0
Depreciation - owned or sale and leaseback vessels	0	0
Depreciation - right of use assets for vessels	0	0
General and administrative expenses	(20,494)	(29,539)
Financial expenses	(69,973)	(83,892)
Loss on Convertible Notes exchange	(5,504)
Financial income	114	477
Other income and (expense), net	655	(702)
Net (loss) / income	$ (95,202)	$ (113,656)